Trade and Other Receivables - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of trade and other receivables [line items]
Trade receivables wrote off	¥ 21.5	$ 3.0	¥ 0.0
Outstanding bills receivable discounted with banks by retaining recourse obligation	1,000.0	142.4	1,700.0
Outstanding bills receivable endorsed to suppliers with recourse obligation	¥ 1,400.0	$ 189.5	¥ 1,600.0
Top of range [member]
Disclosure of trade and other receivables [line items]
Trade receivables payment terms	90 days
Bills receivables discounted maturity period	12 months
Bottom of range [member]
Disclosure of trade and other receivables [line items]
Trade receivables payment terms	60 days